Amplify Junior Silver Miners ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Materials - 99.9%(a)
AbraSilver Resource Corp. (b)	1,528,667	$5,769,612
Adriatic Metals PLC (b)	5,083,370	18,922,303
Aftermath Silver Ltd. (b)	4,794,884	2,389,536
Americas Gold & Silver Corp. (b)(c)	5,570,774	4,499,514
Andean Precious Metals Corp. (b)	616,998	1,297,753
Artemis Gold, Inc. (b)	2,016,610	36,607,864
Avino Silver & Gold Mines Ltd. (b)(c)	3,700,348	13,321,253
Aya Gold & Silver, Inc. (b)(c)	3,584,501	32,180,386
Boliden AB (b)	400,353	12,396,560
Chesapeake Gold Corp. (b)	333,325	351,768
Cia de Minas Buenaventura SAA - ADR	2,854,357	46,868,542
Coeur Mining, Inc. (b)	20,734,671	183,709,185
Copper Fox Metals, Inc. (b)	2,267,043	431,976
Discovery Silver Corp. (b)	9,604,815	20,976,437
Dolly Varden Silver Corp. (b)	724,457	2,421,051
Endeavour Silver Corp. (b)(c)	13,982,021	68,791,543
Falco Resources Ltd. (b)(c)	3,133,453	574,103
First Majestic Silver Corp.	18,382,972	152,027,179
First Mining Gold Corp. (b)	9,943,615	1,348,163
Fortuna Mining Corp. (b)	6,809,337	44,533,064
Franco-Nevada Corp.	230,351	37,759,136
Fresnillo PLC	605,325	11,944,912
GoGold Resources, Inc. (b)	3,120,678	4,574,098
Guanajuato Silver Co. Ltd. (b)	4,480,574	853,755
Hecla Mining Co.	20,118,397	120,509,198
Hochschild Mining PLC	5,410,292	18,950,183
Hycroft Mining Holding Corp. (b)(c)	695,257	2,176,154
i-80 Gold Corp. (b)(c)	4,188,871	2,506,620
IMPACT Silver Corp. (b)	3,992,912	760,833
Industrias Penoles SAB de CV (b)	1,841,616	51,142,569
KGHM Polska Miedz SA (b)	1,562,907	55,747,828
Kingsgate Consolidated, Ltd. (b)	1,574,808	2,332,437
MAG Silver Corp.	2,313,359	48,881,276
McEwen Mining, Inc. (b)	846,440	8,134,288
OR Royalties, Inc.	1,872,920	48,152,773
Osisko Metals, Inc. (b)	5,718,572	1,802,115
Pan American Silver Corp.	882,412	25,060,501
Paramount Gold Nevada Corp. (b)	997,102	611,224
Royal Gold, Inc.	96,204	17,108,919
Santacruz Silver Mining Ltd. (b)	4,265,064	3,219,506
Seabridge Gold, Inc. (b)(c)	2,731,868	39,666,723
Sierra Metals, Inc. (b)	753,703	629,697
Silver Mines Ltd. (b)	35,314,764	2,661,510
Silver Storm Mining Ltd. (b)(c)	3,095,259	294,895
Silvercorp Metals, Inc. (c)	8,827,883	37,253,666
Skeena Resources Ltd. (b)	1,405,919	22,317,483
Sombrero Resources, Inc. (b)	585,867	53,885
SSR Mining, Inc. (b)	3,706,314	47,218,440
Trevali Mining Corp. (b)(d)	967,999	0
Trilogy Metals, Inc. (b)	2,725,473	3,679,389
Triple Flag Precious Metals Corp.	1,502,632	35,597,352
Tudor Gold Corp. - Class A (b)	1,611,561	602,342
Vizsla Silver Corp. (b)(c)	8,354,397	24,561,927
Volcan Cia Minera SAA (b)	6,914,871	467,682
Western Copper & Gold Corp. (b)(c)	2,525,161	3,156,451
Wheaton Precious Metals Corp.	873,796	78,466,881
		1,408,274,440
TOTAL COMMON STOCKS (Cost $993,301,452)		1,408,274,440

SHORT-TERM INVESTMENTS - 1.7%		Value
Investments Purchased with Proceeds from Securities Lending - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	21,422,931	21,422,931

Money Market Funds - 0.2%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (e)	3,034,501	3,034,501
TOTAL SHORT-TERM INVESTMENTS (Cost $24,457,432)		24,457,432

TOTAL INVESTMENTS - 101.6% (Cost $1,017,758,884)		1,432,731,872
Liabilities in Excess of Other Assets - (1.6)%		(22,100,866)
TOTAL NET ASSETS - 100.0%		$1,410,631,006
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $20,376,639.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Junior Silver Miners ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,408,274,440	–	0	1,408,274,440
Investments Purchased with Proceeds from Securities Lending	21,422,931	–	–	21,422,931
Money Market Funds	3,034,501	–	–	3,034,501
Total Investments	1,432,731,872	–	0	1,432,731,872

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.